Segment - Additional Information (Detail)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment	Sep. 30, 2013 Insurance Solutions Segment	Dec. 31, 2012 Insurance Solutions Segment	Sep. 30, 2013 Retirement Solutions Segment	Dec. 31, 2012 Retirement Solutions Segment	Dec. 31, 2010 Closed Blocks Broker
Segment Reporting Information [Line Items]
Number of reportable segments	3	3				2
Number of operating segments	5	5	2	2	2
Number of broker dealers sold							3